UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Healthcare Value Capital, LLC

Address:  400 Madison Avenue, Suite 10A
          New York, New York 10017

13F File Number:  028-14998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott Shevick
Title:   Principal
Phone:   (212) 488-5411



Signature, Place and Date of Signing:

   /s/ Scott Shevick           New York, New York           February 11, 2013
-----------------------     ------------------------     -----------------------
      [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:  $97,103
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

                                                     FORM 13F INFORMATION TABLE
                                                    HEALTHCARE VALUE CAPITAL LLC
                                                         December 31, 2012

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                   TITLE                   VALUE     SHARES   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP    (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANGERS    SOLE    SHARED  NONE
----------------------------   -------------   ---------  --------   -------  ---  ----  ----------  -------   -------  ------  ----
ALLSCRIPTS HEALTHCARE SOLUTN   COM             01988P108     471      50,000   SH           SOLE       NONE     50,000
ASTRAZENECA PLC                SPONSORED ADR   046353108   5,200     110,000   SH           SOLE       NONE    110,000
ASTRAZENECA PLC                SPONSORED ADR   046353108   3,545      75,000       CALL     SOLE       NONE     75,000
AUXILIUM PHARMACEUTICALS INC   COM             05334D107   1,864     100,535   SH           SOLE       NONE    100,535
BAXTER INTL INC                COM             071813109   2,666      40,000       CALL     SOLE       NONE     40,000
BOSTON SCIENTIFIC CORP         COM             101137107   3,376     589,100   SH           SOLE       NONE    589,100
CARDINAL HEALTH INC            COM             14149Y108   3,367      81,768   SH           SOLE       NONE     81,768
CORNERSTONE THERAPEUTICS INC   COM             21924P103   1,274     269,408   SH           SOLE       NONE    269,408
CORNERSTONE THERAPEUTICS INC   COM             21924P103     473     100,000       CALL     SOLE       NONE    100,000
CRYOLIFE INC                   COM             228903100   2,337     375,066   SH           SOLE       NONE    375,066
EXPRESS SCRIPTS HLDG CO        COM             30219G108   2,430      45,000   SH           SOLE       NONE     45,000
FOREST LABS INC                COM             345838106   6,202     175,600   SH           SOLE       NONE    175,600
FOREST LABS INC                COM             345838106   1,766      50,000       CALL     SOLE       NONE     50,000
FOREST LABS INC                COM             345838106   3,532     100,000        PUT     SOLE       NONE    100,000
GLAXOSMITHKLINE PLC            SPONSORED ADR   37733W105   4,130      95,000   SH           SOLE       NONE     95,000
HOSPIRA INC                    COM             441060100     625      20,000   SH           SOLE       NONE     20,000
HOSPIRA INC                    COM             441060100   1,562      50,000       CALL     SOLE       NONE     50,000
HUMANA INC                     COM             444859102   2,230      32,500   SH           SOLE       NONE     32,500
IMPAX LABORATORIES INC         COM             45256B101   1,025      50,000   SH           SOLE       NONE     50,000
MERCK & CO INC NEW             COM             58933Y105   2,948      72,000   SH           SOLE       NONE     72,000
MERCK & CO INC NEW             COM             58933Y105   2,047      50,000       CALL     SOLE       NONE     50,000
NUVASIVE INC                   COM             670704105   1,500      97,000   SH           SOLE       NONE     97,000
OBAGI MEDICAL PRODUCTS INC     COM             67423R108   3,387     249,245   SH           SOLE       NONE    249,245
OBAGI MEDICAL PRODUCTS INC     COM             67423R108     303      22,300       CALL     SOLE       NONE     22,300
OMNICARE INC                   COM             681904108   3,318      91,920   SH           SOLE       NONE     91,920
PFIZER INC                     COM             717081103   4,625     184,400   SH           SOLE       NONE    184,400
PROLOR BIOTECH INC             COM             74344F106     282      56,965   SH           SOLE       NONE     56,965
QLT INC                        COM             746927102   3,290     418,570   SH           SOLE       NONE    418,570
QLT INC                        COM             746927102     393      50,000       CALL     SOLE       NONE     50,000
SAGENT PHARMACEUTICALS INC     COM             786692103   2,507     155,791   SH           SOLE       NONE    155,791
SANOFI                         SPONSORED ADR   80105N105   5,678     119,850   SH           SOLE       NONE    119,850
ST JUDE MED INC                COM             790849103   2,418      66,900   SH           SOLE       NONE     66,900
ST JUDE MED INC                COM             790849103   4,518     125,000       CALL     SOLE       NONE    125,000
SUNESIS PHARMACEUTICALS INC    COM NEW         867328601     458     109,158   SH           SOLE       NONE    109,158
SUNESIS PHARMACEUTICALS INC    COM NEW         867328601     210      50,000       CALL     SOLE       NONE     50,000
SUPERNUS PHARMACEUTICALS INC   COM             868459108   2,043     284,884   SH           SOLE       NONE    284,884
VIVUS INC                      COM             928551100     671      50,000        PUT     SOLE       NONE     50,000
WALGREEN CO                    COM             931422109   1,110      30,000        PUT     SOLE       NONE     30,000
WELLCARE HEALTH PLANS INC      COM             94946T106   1,948      40,000   SH           SOLE       NONE     40,000
WELLCARE HEALTH PLANS INC      COM             94946T106   2,435      50,000       CALL     SOLE       NONE     50,000
ZIMMER HLDGS INC               COM             98956P102   2,666      40,000   SH           SOLE       NONE     40,000
ZOGENIX INC                    COM             98978L105     275     206,547   SH           SOLE       NONE    206,547




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